Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Operating loss carry forwards	$ 196,811	$ 196,811
Deferred income tax liabilities that would have been recorded if they were expected to reverse into taxable income in the foreseeable future	1,000,000	1,000,000
Retained earnings for which no deferred federal income tax liability has been recognized	2,600,000	2,600,000
Illinois
Income Taxes [Line Items]
Operating loss carry forwards	$ 4,084,922	$ 4,084,922
Operating loss carryforwards limitations	Recent Illinois legislation has suspended the use of these loss carryovers for tax years 2011 through 2013 and the expiration dates were extended by three years. Management believes the Company will produce taxable earnings in the future which will enable the net operating loss carryforwards to be utilized prior to expiration.
Illinois | Minimum
Income Taxes [Line Items]
Operating loss carryforwards expiration year	2018
Illinois | Maximum
Income Taxes [Line Items]
Operating loss carryforwards expiration year	2022